Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of significant accounting policies [Abstract]
Property and equipment, estimated useful lives

Descriptions	Useful lives
Buildings	40 years
Other properties	4~5 years

Intangible assets, estimated useful lives

Descriptions	Useful lives
Software and capitalized development cost	5 years
Other intangible assets	5 years or contract periods, whichever the shorter

Investment property, estimated useful lives

Descriptions	Depreciation method	Useful lives
Buildings	Straight-line	40 years